PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) € in Millions, zł in Millions, claim in Millions, R$ in Millions, $ in Millions					1 Months Ended							12 Months Ended
	Mar. 04, 2025 USD ($)	Mar. 04, 2025 EUR (€)	Mar. 06, 2020 plaintiff	May 15, 2012 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2017 USD ($)	May 31, 2013 USD ($)	Jan. 31, 2010 USD ($)	Dec. 31, 2024 USD ($) employee claim	Dec. 31, 2023 USD ($) claim	Oct. 31, 2024 BRL (R$)	Oct. 31, 2024 PLN (zł)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 BRL (R$)	Jan. 08, 2008 shares
Disclosure of other provisions [line items]
Provisions												$ 2,298.0	$ 2,065.0				$ 2,407.0
Mittal Steel
Disclosure of other provisions [line items]
Number of share exchanged | shares																			11
Arcelor
Disclosure of other provisions [line items]
Number of share exchanged | shares																			7
Association Actionnaires d'Arcelor | France
Disclosure of other provisions [line items]
Damages sought				$ 282.0
Number of plaintiffs | plaintiff			2
Association Actionnaires d'Arcelor | France | Commencement of major litigation
Disclosure of other provisions [line items]
Damages sought	$ 420.0	€ 404
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought						$ 97.0
Tauron Polska Energia S.A | Poland | Tameh Holding
Disclosure of other provisions [line items]
Exercise price, put option					$ 145.0										zł 598
Proportion of ownership interest in joint venture (in percent)					50.00%
Various other legal claims
Disclosure of other provisions [line items]
Provisions												226.0
Other legal claims
Disclosure of other provisions [line items]
Provisions												$ 226.0	$ 268.0				216.0
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim												203	243
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought									$ 33.0
Other legal claims | Memorandum of agreement | Italy
Disclosure of other provisions [line items]
Business combination expected consideration											$ 114.0
Restitution amount																	28.0
Other legal claims | Memorandum of agreement | Italy | Bottom of range
Disclosure of other provisions [line items]
Damages sought										$ 46.0	17.0
Other legal claims | Memorandum of agreement | Italy | Top of range
Disclosure of other provisions [line items]
Damages sought										$ 73.0	$ 29.0
Other legal claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Exercise price, put option					$ 23.0									R$ 144		$ 179.0		R$ 5,825
Arbitration claim							$ 941.0
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee												2,500
Recovery of financial impact												$ 55.0
Other legal claims | ArcelorMittal Brasil S.A. | Conflict of interest
Disclosure of other provisions [line items]
Impact on net loss after tax								$ 126.0
Recovery of financial impact								$ 67.0
Other legal claims | Finmasi | Memorandum of agreement | Italy
Disclosure of other provisions [line items]
Restitution amount																	$ 13.9